Supplementary Information On Oil And Gas Activities (Unaudited) - Summary of results of operations - (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 03, 2018	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2017
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	$ 44,463	$ 331,336	$ 415,976	$ 198,075
Surplus Gas Injection Compensation	291			16,938
Production costs, excluding depreciation
Operating costs and others	18,367	86,245	114,431	77,461
Royalties	6,795	50,323	61,008	28,163
Exploration expenses	134	637	676	1,049
Impairment recovery of Property, Plant and equipment				5,290
Accreation expenses	233	897	1,723	815
Depreciation, depletion and amortization	14,194	74,772	153,001	61,211
Results of operations before income tax	1,311	21,043	(16,491)	20,266
Income tax	(7,960)	(47,425)	(16,232)	(6,361)
Net (loss) profit for the year/period	(6,649)	(26,382)	(32,723)	13,905
Argentina [Member]
Production costs, excluding depreciation
Exploration expenses	134	637	9	1,049
Oil And Gas Producing Activities [Member] | Argentina [Member]
Disclosure Of Results Of Operations [Line Items]
Revenue from contract with customers	44,463	331,336	415,976	198,075
Surplus Gas Injection Compensation	291			16,938
Revenue and other income	44,754	331,336	415,976	215,013
Production costs, excluding depreciation
Operating costs and others	(18,367)	(86,245)	(114,431)	(77,461)
Royalties	(6,795)	(50,323)	(61,008)	(28,163)
Total production costs	(25,162)	(136,568)	(175,439)	(105,624)
Exploration expenses	(134)	(637)	(676)	(1,049)
Impairment recovery of Property, Plant and equipment				5,290
Accreation expenses	(233)	(897)	(1,723)	(815)
Depreciation, depletion and amortization	(14,194)	(74,772)	(153,001)	(61,211)
Results of operations before income tax	5,031	118,462	85,137	51,604
Income tax	(1,509)	(35,539)	(25,541)	(18,061)
Net (loss) profit for the year/period	$ 3,522	$ 82,923	$ 59,596	$ 33,543